Related Party (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 28, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued salaries							$ 566,916	$ 285,666
Accrued consulting fees							90,000
Number of shares issued for services	7,692		436,533					29,286
Stock-based compensation related to outstanding stock options		$ 936,000			$ 936,000		1,803
Original life					8 years 7 months 20 days
Stock-based compensation					$ 511,177	$ 290,876	$ 340,152	$ 98,951
Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued for services								29,286
Original life								10 years
Stock-based compensation		$ 430		$ 450	$ 1,290	$ 1,350
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued								57,143
Number of shares issued for services					75,000